Related Parties (Details) - USD ($)																			1 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 10, 2026	Jul. 01, 2025	Jun. 03, 2025	Dec. 13, 2024	Jul. 29, 2024	Jul. 26, 2024	Jul. 01, 2024	Jun. 26, 2024	May 30, 2024	May 16, 2024	May 03, 2024	Mar. 29, 2024	Jun. 30, 2023	Jun. 17, 2023	Jun. 30, 2021	Aug. 20, 2019	Jun. 30, 2016	Jun. 30, 2011	Nov. 21, 2025	Aug. 31, 2025	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2016	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 25, 2025	Dec. 11, 2024	Oct. 31, 2024	Jul. 31, 2018	Jun. 01, 2018	Apr. 30, 2018	Jun. 30, 2017	Jan. 03, 2017
Related Parties [Line Items]
Loan amount											$ 1,000,000	$ 13,139,473																$ 3,865,555
Conversion price (in Dollars per share)												$ 4			$ 0.5
Accrued interest												$ 1,607,952	$ 19,003		$ 12													162,839
Converted amount						$ 4,076,051
Fair market valued per share (in Dollars per share)												$ 8
Debt extinguishment loss												$ 118,714																	$ (988,884)
Maturity date																Oct. 20, 2024			Jun. 30, 2026
Forfeitures and expirations of shares (in Shares)
Total revenue																								$ 62,090	$ 151,545	$ 257,950	$ 269,952	628,149	507,920
Total funding received						1,110,000													$ 1,500,000							2,425,552	1,395,000	2,952,000	2,075,000
Settlement of accounts receivable balances																			191,023
Unpaid accrued interest																			$ 6,575
Total outstanding principal																								2,425,552		2,425,552
Accrued interest balance																								21,144		21,144
Total outstanding balance																								2,446,696		2,446,696
One-time fee for data and services		$ 120,000
Monthly fee for data and services		$ 10,000
Subsequent term extension		30 days
Convertible Promissory Note [Member]
Related Parties [Line Items]
Loan amount											$ 1,000,000
Interest rate											12.00%
Payable term											May 3, 2025
Conversion price (in Dollars per share)											$ 8								$ 8
Accrued interest						210,496						$ 25,020	$ 19,003															162,839
Principal amount						$ 3,865,555																						3,865,555
Maturity date														Jun. 30, 2025					Jun. 30, 2026
Additional borrowed amount																									1,557,000		1,557,000
Incorporate additional borrowings term				May 3, 2024
Interest rate																			12.00%
Convertible discretion value per share (in Dollars per share)																			$ 8
Original principal balance																			$ 1,315,552
Debt Conversion Agreement [Member] | Loans Payable [Member]
Related Parties [Line Items]
Conversion price (in Dollars per share)												$ 4
Nextelligence [Member]
Related Parties [Line Items]
Percentage of largest shareholder																		40.00%
Revolving convertible note payable																			1,308,977
Total convertible note payable																			$ 1,308,977
Nextelligence [Member] | Convertible Promissory Note [Member]
Related Parties [Line Items]
Repaid amount							$ 1,075,000
Mobley, Jr.’s [Member]
Related Parties [Line Items]
Accrued compensation expenses																						$ 377,893
Mr. Mobley’s [Member]
Related Parties [Line Items]
Common stock price per share (in Dollars per share)																																					$ 0.5
Mr. Mobley [Member]
Related Parties [Line Items]
Converted shares (in Shares)																					755,786
Nextelligence [Member]
Related Parties [Line Items]
Common stock price per share (in Dollars per share)																																					$ 0.5
Converted shares (in Shares)																					427,392
Cash																																				$ 213,696
Nextelligence [Member] | Convertible Promissory Note [Member]
Related Parties [Line Items]
Loan amount														$ 10,000,000																				$ 1,000,000
Repaid amount								$ 1,075,000	$ 1,075,000
Additional borrowed amount																															$ 1,395,000	$ 1,395,000
Debt payments			$ 150,000
Nextelligence [Member] | Forecast [Member]
Related Parties [Line Items]
Percentage of largest shareholder	40.00%
Nextelligence [Member] | Chief Executive Officer [Member]
Related Parties [Line Items]
Number of shares issued (in Shares)					7,782,970
William Mobley [Member]
Related Parties [Line Items]
Loan amount																	$ 111,000						$ 111,000
Interest rate																	12.00%						12.00%
Payable term																							December 31, 2017
Maturity date																	Dec. 31, 2017
William Mobley [Member] | Loans Payable [Member]
Related Parties [Line Items]
Loan amount																																	$ 89,139
Interest rate																																			12.00%
Related Party [Member]
Related Parties [Line Items]
Total revenue																								46,381	$ 62,345	101,047	$ 141,484	221,894	$ 266,142
Prepaid assets – related party																								40,000		40,000
Prepaid assets, net of current portion – related party																								60,000		60,000
Related Party [Member] | Loans Payable [Member]
Related Parties [Line Items]
Accrued interest												$ 29,425
Principal amount												$ 89,289
Related Party [Member] | Chief Executive Officer [Member]
Related Parties [Line Items]
Total revenue																										101,047
Nextelligence [Member] | Chief Executive Officer [Member]
Related Parties [Line Items]
Number of shares issued (in Shares)					7,782,970
FAST Channel Buildouts [Member] | Related Party [Member]
Related Parties [Line Items]
Total revenue																												175,394
Channel Streaming [Member] | Related Party [Member]
Related Parties [Line Items]
Total revenue																												46,500
FAST revenue services [Member] | Related Party [Member]
Related Parties [Line Items]
Accounts receivable																												146,303
Reimbursement of supplies and rent [Member] | Related Party [Member]
Related Parties [Line Items]
Accounts receivable																												$ 7,846
Minimum [Member]
Related Parties [Line Items]
Monthly fee percentage on cost of production													15.00%									15.00%
Maximum [Member]
Related Parties [Line Items]
Monthly fee percentage on cost of production													30.00%									30.00%
Class A Common Stock [Member]
Related Parties [Line Items]
Common stock price per share (in Dollars per share)																														$ 8
Forfeitures and expirations of shares (in Shares)										20,000,000
Class A Common Stock [Member] | Convertible Promissory Note [Member]
Related Parties [Line Items]
Converted shares (in Shares)						509,507						29,494,851
Conversion price (in Dollars per share)						$ 8					$ 8	$ 0.5		$ 0.5
Accrued interest												$ 1,607,952
Converted amount												14,747,425
Principal amount												$ 13,139,473
Class A Common Stock [Member] | Nextelligence [Member]
Related Parties [Line Items]
Related party distributed shares (in Shares)					9,623,543
Shares issued (in Shares)																		10,002,000
Class A Common Stock [Member] | Nextelligence [Member]
Related Parties [Line Items]
Common stock shares issued (in Shares)																												10,002,000
Related party distributed shares (in Shares)					9,623,543
Class A Common Stock [Member] | Related Party [Member]
Related Parties [Line Items]
Converted shares (in Shares)												29,679
Converted amount												$ 118,714
Class B Common Stock [Member]
Related Parties [Line Items]
Converted shares (in Shares)												184,136
Conversion price (in Dollars per share)																	$ 0.5						$ 0.5
Converted amount												$ 92,068
Class B Common Stock [Member] | Chief Executive Officer [Member]
Related Parties [Line Items]
Converted shares (in Shares)																				12,000
Class B Common Stock [Member] | William Mobley [Member]
Related Parties [Line Items]
Conversion price (in Dollars per share)																	$ 0.5						$ 0.5
Series A Preferred Stock [Member]
Related Parties [Line Items]
Issuance of shares (in Shares)										4,000,000
Common Stock [Member] | Convertible Promissory Note [Member]
Related Parties [Line Items]
Conversion price (in Dollars per share)						$ 8
FAST Channel Buildouts [Member] | Related Party [Member]
Related Parties [Line Items]
Total revenue																										89,047		$ 175,394
FAST Channel Buildouts [Member] | Related Party [Member] | Chief Executive Officer [Member]
Related Parties [Line Items]
Total revenue																										89,047
Channel Streaming [Member] | Related Party [Member]
Related Parties [Line Items]
Total revenue																										12,000		$ 46,500
Channel Streaming [Member] | Related Party [Member] | Chief Executive Officer [Member]
Related Parties [Line Items]
Total revenue																										12,000
FAST revenue services [Member] | Related Party [Member]
Related Parties [Line Items]
Accounts receivable																								13,625		13,625
Reimbursement of supplies and rent [Member] | Related Party [Member]
Related Parties [Line Items]
Accounts receivable																								$ 700		$ 700